Stated capital (Tables)	12 Months Ended
Mar. 31, 2019
Stated Capital [Abstract]
Change in shares issued and outstanding

	Number of shares 000s	Stated capital R’000

At April 1, 2017	563,435	854,345
Shares issued in relation to share options and share appreciation rights exercised	6,001	10,726
Share repurchase under the Share Repurchase Program	(5,016)	(18,666)
Balance at March 31, 2018	564,420	846,405
Shares issued in relation to share options and share appreciation rights exercised	6,685	13,776
Share repurchase under the Share Repurchase Program	(9,158)	(73,548)

Balance at March 31, 2019	561,947	786,633

Purchases made under the share repurchase program
During fiscal 2018 the following purchases had been made under the share repurchase program:

	Total number of shares repurchased	Average price paid per share (1) R	Shares canceled under the share repurchase program	Total value of shares purchased as part of publicly announced program R’000	Maximum value of shares that may yet be purchased under the program R’000

June 2017	5,015,660	3.72	5,015,660	18,666	251,334
	5,015,660		5,015,660	18,666	251,334

(1) Including transaction costs.

Subsequent to the repurchase, the shares were delisted and now form part of the authorized unissued share capital of the Company.

Fiscal 2019 purchase
During fiscal 2019 the following purchases had been made under the share repurchase program:

	Total number of shares repurchased	Average price paid per share (1) R	Shares canceled under the share repurchase program	Total value of shares purchased as part of publicly announced program R’000	Maximum value of shares that may yet be purchased under the program R’000

October 2018	9,157,695	8.03	9,157,695	73,548	177,786
	9,157,695		9,157,695	73,548	177,786

(1) Including transaction costs.

Financial effect of share repurchase transaction
In fiscal 2017, the financial effect of the transaction was as follows:

R’000

Aggregate repurchase consideration	473,955
Impact of discounting related to the fiscal 2017 share repurchase transaction (note 25)	(3,222)
Transaction costs capitalized	2,949
Total share repurchase costs	473,682

Total number of awards available for issue, award prices, and assumptions
The salient details of performance shares granted during fiscal 2019 are provided in the table below:

Performance shares

Grant date	November 05, 2018
Grant date fair value (cents per share)	587.2
JSE share price on grant date (cents per share)	1,000
Expiry date (estimated)*	June 14, 2020
Performance conditions (R’million)
The following two constant currency targets both need to be met for the performance share awards to vest:
– Cumulative subscription revenue for fiscal years 2019 and 2020 and	3,588
– Cumulative Adjusted EBITDA for fiscal years 2019 and 2020	1,322
The targets have been derived using an average forecast exchange rate of R13.8000 per $1.00
Remaining contractual life at March 31, 2019	1.31

Valuation assumptions and drivers
Probability (%)	60.0
Anticipated forfeiture rate (%)	5.0
Anticipated present value of dividends (cents per share)	21.4

*The vesting of which will occur on the finalization and sign-off of the audited financial statements for fiscal 2020 (vesting period) and will be subject to continued employment and the satisfaction of both the performance conditions being the performance targets listed above. Management expect the fiscal 2020 audit to be concluded around June 14, 2020.
The table below indicates the total number of awards under the LTIP which are available for issue:

Number of awards

Reconciliation of number of awards available for issue under the LTIP
Maximum number of awards that may be issued during the life of the LTIP	120,000,000
Issued in fiscal 2015	(2,900,000)
Number of awards available for issue as at March 31, 2015	117,100,000
Issued in fiscal 2016	(11,835,000)
Number of awards available for issue as at March 31, 2016	105,265,000
Issued in fiscal 2017	(13,950,000)
Number of awards available for issue as at March 31, 2017	91,315,000
Issued in fiscal 2018	(10,000,000)
Number of awards available for issue as at March 31, 2018	81,315,000
Issued in fiscal 2019	(5,500,000)
Number of awards available for issue as at March 31, 2019	75,815,000

SARs outstanding at the end of the fiscal year have the following award prices:

				March 31, 2019 000s	March 31, 2018 000s

Annual shareholder return	Grant date	Expiry date	Award price
10%	August 31, 2015	August 31, 2021	313	6,090	7,764
10%	May 30, 2016	May 30, 2022	294	5,369	6,525
10%	November 24, 2016	November 24, 2022	328	4,000	4,000
10%	May 30, 2017	May 30, 2023	346	8,962	9,750
10%	May 25, 2018	May 25, 2024	964	500	—
10%	December 14, 2018	December 14, 2024	965	1,000	—
				25,921	28,039

The salient details of SARs granted during fiscal 2019 are provided in the table below:

	Total shareholder return	Total shareholder return

Grant date	December 14, 2018	May 25, 2018
Grant date fair value (cents per share)	399.5	434.8
Award price (cents per share)	965	964
JSE share price on grant date (cents per share)	922	989
Expiry date	December 14, 2024	May 25, 2024
Performance conditions
– Total shareholder return of (%)	10.0	10.0
Remaining contractual life at March 31, 2019	5.71	5.16

Valuation assumptions and drivers
Volatility (%)	41.0	41.0
Anticipated forfeiture rate (%)	5.0	5.0
Anticipated dividend yield (%)	1.55	1.45
Annual risk-free interest rate (%)	7.52	7.05

The salient details of SARs granted during fiscal 2018 are provided in the table below:

Total shareholder return

Grant date	May 30, 2017
Grant date fair value (cents per share)	128.4
Award price (cents per share)	346
JSE share price on grant date (cents per share)	345
Expiry date	May 30, 2023
Performance conditions
– Total shareholder return of (%)	10.0
Remaining contractual life at March 31, 2018	5.17

Valuation assumptions and drivers
Volatility (%)	41.5
Anticipated forfeiture rate (%)	5.0
Anticipated dividend yield (%)	3.84
Annual risk-free interest rate (%)	7.51

Share options and SARs outstanding
Group executives held the following performance shares at March 31, 2019 (summarized by grant date):

	November 05, 2018 000s	Total 000s
S Joselowitz(1)	400	400
C Tasker(1)	400	400
P Dell(1)	200	200
G Pretorius	400	400
C Lewis	400	400
	1,800	1,800

JSE share price on grant date (cents per share)	1,000
Expiry date (estimated)	June 14, 2020
Performance condition	R'million
The following two constant currency targets both need to be met for the performance share awards to vest:
Cumulative subscription revenue for fiscal years 2019 and 2020 and	3,588
Cumulative Adjusted EBITDA for fiscal years 2019 and 2020	1,322
The targets have been derived using an average forecast exchange rate of R13.8000 per $1.00
(1) Executive director at March 31, 2019.
Movements in the total number of share options outstanding and their related weighted average exercise prices are as follows:

	Weighted average exercise price 2019 cents per share	Number of options 2019 000s	Weighted average exercise price 2018 cents per share	Number of options 2018 000s

Outstanding at the beginning of the year	309	9,100	266	14,613
Exercised	246	(5,600)	195	(5,513)
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding at the end of the year	411	3,500	309	9,100
Exercisable at the end of the year	411	2,625	285	7,350

Group executives held the following SARs outstanding at March 31, 2019 (summarized by grant date):

	August 31, 2015 000s	May 30, 2016 000s	November 24, 2016 000s	May 30, 2017 000s	Total 000s
S Joselowitz(1)	1,000	1,000	—	1,100	3,100
C Tasker(1)	750	750	875	1,100	3,475
P Dell(1)	200	200	875	1,100	2,375
G Pretorius	500	500	875	1,100	2,975
C Lewis	500	500	875	1,100	2,975
	2,950	2,950	3,500	5,500	14,900

JSE share price on grant date (cents per share)	319	289	328	345
Expiry date	August 31, 2021	May 30, 2022	November 24, 2022	May 30, 2023
Performance condition
Minimum shareholder return of	10%	10%	10%	10%
(1) Executive director at March 31, 2019.
Group executives held the following SARs outstanding at March 31, 2018 (summarized by grant date):

	August 31, 2015 000s	May 30, 2016 000s	November 24, 2016 000s	May 30, 2017 000s	Total 000s
S Joselowitz(1)	1,000	1,000	—	1,100	3,100
C Tasker(1)	750	750	875	1,100	3,475
P Dell(1)	200	200	875	1,100	2,375
G Pretorius	500	500	875	1,100	2,975
C Lewis	500	500	875	1,100	2,975
	2,950	2,950	3,500	5,500	14,900

JSE share price on grant date (cents per share)	319	289	328	345
Expiry date	August 31, 2021	May 30, 2022	November 24, 2022	May 30, 2023
Performance condition
Minimum shareholder return of	10%	10%	10%	10%
(1) Executive director at March 31, 2018.
Group executives held the following share options outstanding at March 31, 2019 (summarized by grant date):

	September 10, 2014 000s	Total 000s
C Tasker(1)	1,500	1,500
G Pretorius	1,000	1,000
C Lewis	1,000	1,000
	3,500	3,500
Option strike price (cents per share)	411
JSE share price on grant date (cents per share)	411
Expiry date	September 10, 2020
Performance condition
Minimum shareholder return of	10%
(1) Executive director at March 31, 2019.

No options were held by retired executives as at March 31, 2019.

Group executives held the following share options outstanding at March 31, 2018 (summarized by grant date):

	November 7, 2012 000s	September 10, 2014 000s	Total 000s
S Joselowitz(1)	2,500	—	2,500
C Tasker(1)	2,000	1,500	3,500
G Pretorius	1,100	1,000	2,100
C Lewis	—	1,000	1,000
	5,600	3,500	9,100
Option strike price (cents per share)	246	411
JSE share price on grant date (cents per share)	300	411
Expiry date	November 7, 2018	September 10, 2020
Performance condition
Minimum shareholder return of	10%	10%
(1) Executive director at March 31, 2018.

No options were held by retired executives as at March 31, 2018.

The following share options were exercised by Group executives during fiscal 2019:

	Date of exercise	Options exercised	Grant date	Strike price (cents per share)	Performance condition (R share price or % minimum shareholder return)	Exercise date share price (cents per share)

S Joselowitz	August 21, 2018	2,500,000	November 7, 2012	246	10%	910
C Tasker	September 11, 2018	2,000,000	November 7, 2012	246	10%	907
G Pretorius	November 6, 2018	1,100,000	November 7, 2012	246	10%	1,030
The following share options were exercised by Group executives during fiscal 2018:

	Date of exercise	Options exercised	Grant date	Strike price (cents per share)	Performance condition (R share price or % minimum shareholder return)	Exercise date share price (cents per share)

C Tasker	November 29, 2017	2,000,000	January 3, 2012	154	10%	628
G Pretorius	August 8, 2017	400,000	November 07, 2012	246	10%	451
G Pretorius	November 22, 2017	750,000	January 3, 2012	154	10%	648
C Lewis	March 2, 2018	1,500,000	November 07, 2012	246	10%	600

Exercise prices of share options outstanding
Share options outstanding at the end of the fiscal year have the following exercise prices:

					March 31, 2019 000s	March 31, 2018 000s

Annual shareholder return	Grant date	Expiry date	Exercise price
10%	November 7, 2012	November 7, 2018	246	cents	—	5,600
10%	September 10, 2014	September 10, 2020	411	cents	3,500	3,500
					3,500	9,100

	March 31, 2019 R’000	March 31, 2018 R’000

Movement in share-based payment liability for the year
Opening balance	—	—
Share-based payment expense recognized during the year	—	1,352
Payment made in settlement of the share-based payment liability	—	(1,353)
Foreign currency translation differences	—	1
Closing balance	—	—

Movements in the total number of SARs and performance shares outstanding and their weighted average award prices
Movements in the total number of performance shares outstanding are as follows:

Number of performance shares 2019 000s

Outstanding at the beginning of the year	—
Granted on November 05, 2018	4,000
Forfeited	(200)
Outstanding at the end of the year	3,800
Exercisable at the end of the year	—

Movements in the total number of SARs outstanding and their related weighted average award prices are as follows:

	Weighted average award price 2019 cents per share	Number of SARSs 2019 000s	Weighted average award price 2018 cents per share	Number of SARs 2018 000s

Outstanding at the beginning of the year	322	28,039	309	20,810
Granted on May 25, 2018	964	500	—	—
Granted on December 14, 2018	965	1,000	—	—
Granted on May 30, 2017	—	—	346	10,000
Exercised	306	(1,593)	310	(1,709)
Forfeited	320	(2,025)	314	(1,062)
Outstanding at the end of the year	360	25,921	322	28,039
Exercisable at the end of the year	312	4,419	313	1,306

Share options exercised by executives
Group executives held the following performance shares at March 31, 2019 (summarized by grant date):

	November 05, 2018 000s	Total 000s
S Joselowitz(1)	400	400
C Tasker(1)	400	400
P Dell(1)	200	200
G Pretorius	400	400
C Lewis	400	400
	1,800	1,800

JSE share price on grant date (cents per share)	1,000
Expiry date (estimated)	June 14, 2020
Performance condition	R'million
The following two constant currency targets both need to be met for the performance share awards to vest:
Cumulative subscription revenue for fiscal years 2019 and 2020 and	3,588
Cumulative Adjusted EBITDA for fiscal years 2019 and 2020	1,322
The targets have been derived using an average forecast exchange rate of R13.8000 per $1.00
(1) Executive director at March 31, 2019.